Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2012
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBDX
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBNX
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLVX
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLIX
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDEX
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDNX
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSCX
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSIX

Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund
Great Lakes Bond Fund
Investment Objective
The Great Lakes Bond Fund (the "Fund") seeks total return with an emphasis on current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
the Fund's statutory Prospectus on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Bond Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	3.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Bond Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.40%	0.40%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses		1.09%	0.84%
Fee Waiver/Expense Reimbursement	[2]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.95%	0.70%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses,brokerag commissions, interest, taxes and extraordinary expenses) do not exceed 0.90% of the average daily net assets of the Investor Class and 0.65% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class Shares	468	695
Institutional Class Shares	72	254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in bonds. Fund investments include fixed and floating rate corporate bonds; asset-backed and mortgage-backed securities and securities issued, backed or otherwise guaranteed by the U.S.
government, or its agencies, including securities issued by U.S. government sponsored entities.

The Adviser's investment process is team driven to provide research, analysis and portfolio implementation. The Fund utilizes an actively managed, "bottom up"
strategy that emphasizes adding value by actively managing issues, sectors, credit quality and yield curve positions. The Adviser places a great deal of emphasis on the identification of structural features, such as coupon rate, maturity, yield, duration and credit rating, that will perform best in the current market environment and possible future environments. Although
"creditworthiness" is of fundamental importance, especially in the corporate sector, the Adviser may invest up to 30% of the Fund's total assets in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc.
("S&P") or equivalently rated by Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch"), or, if unrated, determined by the Adviser to be of comparable quality).

In addition to investing in bonds, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances and increase the Fund's exposure to bonds. The Fund may also invest up to 25% of its total assets in securities denominated in foreign currencies.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Debt Securities Risks. The Fund's investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Floating Rate Securities Risks. Because changes in interest rates on floating
(or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are sensitive to changes in interest rates. When interest rates decline, asset-backed and mortgage-backed securities are subject to prepayment risk, which is the risk that borrowers will pay off more than their required monthly payments. As prepayments occur, the principal balance of the security is paid back faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low. Conversely, when interest rates increase, asset-backed and mortgage-backed securities are subject to extension risk. Extension risk is the risk that borrowers will decide not to make prepayments on their loans to the extent initially expected and instead make only the required monthly payments. As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates. The unpredictability associated with prepayments increases the
Fund's volatility. Asset-backed and mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities unless guaranteed by a government housing agency.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as "junk bonds") involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund's website at www.glafunds.com or by calling the Fund toll-free at 855-278-2020. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the
Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Bond Fund (the "Fund") seeks total return with an emphasis on current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
		the Fund's statutory Prospectus on page 50.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's
		performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one
		year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in bonds. Fund investments include fixed and floating rate corporate bonds; asset-backed and mortgage-backed securities and securities issued, backed or otherwise guaranteed by the U.S.
government, or its agencies, including securities issued by U.S. government sponsored entities.

The Adviser's investment process is team driven to provide research, analysis and portfolio implementation. The Fund utilizes an actively managed, "bottom up"
strategy that emphasizes adding value by actively managing issues, sectors, credit quality and yield curve positions. The Adviser places a great deal of emphasis on the identification of structural features, such as coupon rate, maturity, yield, duration and credit rating, that will perform best in the current market environment and possible future environments. Although
"creditworthiness" is of fundamental importance, especially in the corporate sector, the Adviser may invest up to 30% of the Fund's total assets in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc.
("S&P") or equivalently rated by Moody's Investors Service, Inc. ("Moody's") or
Fitch, Inc. ("Fitch"), or, if unrated, determined by the Adviser to be of comparable quality).

In addition to investing in bonds, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances and increase the Fund's exposure to bonds. The Fund may also invest up to 25% of its total assets in securities denominated in foreign currencies.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not
		achieving its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Debt Securities Risks. The Fund's investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Floating Rate Securities Risks. Because changes in interest rates on floating
(or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial. Lifetime limits on resets may also prevent their rates from adjusting to market rates. During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are sensitive to changes in interest rates. When interest rates decline, asset-backed and mortgage-backed securities are subject to prepayment risk, which is the risk that borrowers will pay off more than their required monthly payments. As prepayments occur, the principal balance of the security is paid back faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low. Conversely, when interest rates increase, asset-backed and mortgage-backed securities are subject to extension risk. Extension risk is the risk that borrowers will decide not to make prepayments on their loans to the extent initially expected and instead make only the required monthly payments. As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates. The unpredictability associated with prepayments increases the
Fund's volatility. Asset-backed and mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities unless guaranteed by a government housing agency.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as "junk bonds") involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in
		which case the Board of Trustees may determine to liquidate the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund's website at www.glafunds.com or by calling the Fund toll-free at 855-278-2020. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the
Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of
		market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	468
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	695
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses,brokerag commissions, interest, taxes and extraordinary expenses) do not exceed 0.90% of the average daily net assets of the Investor Class and 0.65% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund
Great Lakes Large Cap Value Fund
Investment Objective
The Great Lakes Large Cap Value Fund (the "Fund") seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
the Fund's statutory Prospectus on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Large Cap Value Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Large Cap Value Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.37%	0.37%
Total Annual Fund Operating Expenses		1.22%	0.97%
Fee Waiver/Expense Reimbursement	[2]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%	0.85%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses,brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Large Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class Shares	607	857
Institutional Class Shares	87	297

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities issued by large-capitalization ("large cap") companies, including common and preferred stocks and convertible securities. The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, over $2 billion.

The Adviser utilizes an actively managed, "bottom up" strategy for the Fund that is designed to seek superior risk-adjusted performance. The Adviser focuses on three principles when selecting investments for the Fund. First, the Adviser analyzes a company's "value" or earning power, which is the company's ability to generate a profit for reinvestment in the company or distributions to shareholders. The Adviser uses return on investment as the best representation of earning power and invests in companies with rising or high returns on invested capital. Second, the Adviser uses proven valuation methods to identify attractively priced companies based primarily on elements of earnings power. Finally, the Adviser diversifies the portfolio in order to manage risk. The Fund typically invests in a portfolio of 35 to 55 companies. Stock selection is made by consensus of the Great Lakes Value Equity Team with the
Adviser's Chief Investment Officer - Equities having veto authority within this selection process.

In addition to investing in equity securities issued by large cap companies, the
Fund may invest in other investment companies, including exchange-traded funds
("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances and increase the
Fund's exposure to large cap companies. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. Convertible securities risk is t he risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." T he conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Value-Style Investing Risk. The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Large Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund's website at www.glafunds.com or by calling the Fund toll-free at 855-278-2020. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the
Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Large Cap Value Fund (the "Fund") seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
		the Fund's statutory Prospectus on page 50.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's
		performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one
		year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities issued by large-capitalization ("large cap") companies, including common and preferred stocks and convertible securities. The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, over $2 billion.

The Adviser utilizes an actively managed, "bottom up" strategy for the Fund that is designed to seek superior risk-adjusted performance. The Adviser focuses on three principles when selecting investments for the Fund. First, the Adviser analyzes a company's "value" or earning power, which is the company's ability to generate a profit for reinvestment in the company or distributions to shareholders. The Adviser uses return on investment as the best representation of earning power and invests in companies with rising or high returns on invested capital. Second, the Adviser uses proven valuation methods to identify attractively priced companies based primarily on elements of earnings power. Finally, the Adviser diversifies the portfolio in order to manage risk. The Fund typically invests in a portfolio of 35 to 55 companies. Stock selection is made by consensus of the Great Lakes Value Equity Team with the
Adviser's Chief Investment Officer - Equities having veto authority within this selection process.

In addition to investing in equity securities issued by large cap companies, the
Fund may invest in other investment companies, including exchange-traded funds
("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances and increase the
Fund's exposure to large cap companies. The Fund may also invest up to 20% of its total assets in securities denominated in foreign currencies.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not
		achieving its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. Convertible securities risk is t he risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." T he conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Value-Style Investing Risk. The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Large Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in
		which case the Board of Trustees may determine to liquidate the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund's website at www.glafunds.com or by calling the Fund toll-free at 855-278-2020. Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the
Fund's performance from year-to-year and by showing how the Fund's average annual returns for certain periods compare with those of a broad measure of
		market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	607
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses,brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund
Great Lakes Disciplined Equity Fund
Investment Objective
The Great Lakes Disciplined Equity Fund (the "Fund") seeks to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
the Fund's statutory Prospectus on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Disciplined Equity Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Disciplined Equity Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.28%	0.28%
Total Annual Fund Operating Expenses		1.13%	0.88%
Fee Waiver/Expense Reimbursement	[2]	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.80%	0.55%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses,brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.80% of the average daily net assets of the Investor Class and 0.55% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Disciplined Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	578	810	1,061	1,778
Institutional Class Shares	56	248	455	1,054

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover of the
Predecessor Fund (as defined in the Performance section below) was 106% of its average portfolio value.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities including common and preferred stocks and convertible securities. Typically, the Fund invests at least 80% of its assets in common stocks issued by large-capitalization
("large cap") companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the S&P 500® Index.
The market capitalizations within the index vary, but as of June 30, 2012, they ranged from approximately $890 million to $546.08 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500®, as a result of the quantitative process discussed below, the Adviser and Advanced Investment
Partners, LLC (the "Sub-Adviser") anticipate that generally the Fund's weighted average market capitalization will be similar to that of the S&P 500® Index. The
Fund's investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest up to 20%
of its total assets in securities denominated in foreign currencies.

The Fund follows a "core" strategy in that it is intended not to exhibit a pronounced style bias towards either "growth" or "value." The Sub-Adviser's proprietary quantitative process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time. The Fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given current economic conditions, which may include volatility, gross domestic product ("GDP"), unemployment and inflation. The process then measures the relative sensitivity of each of the stocks in the Fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Fund's overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P
500® Index.

In addition to investing in equity securities issued by large cap companies, the
Fund may invest in other investment companies, including exchange-traded funds
("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to large cap companies.

The Sub-Adviser determines the size of each position owned by the Fund by analyzing the tradeoffs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

At the discretion of the Adviser or Sub-Adviser, the Fund may invest up to 100%
of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser and
Sub-Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed by the issuer.

Convertible Securities Risk. Convertible securities risk is t he risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." T he conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Large Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Effective December 14, 2012, substantially all of the assets of the Great Lakes Disciplined Equity Fund, a series of Northern Lights
Fund Trust, (the "Predecessor Fund") which had the same portfolio managers as the Fund and has substantially similar investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The performance figures for the Fund's Institutional Class Shares in the bar chart and table and the Investor Class Shares in the table represent the performance of the Predecessor Fund's shares from year-to-year, and the table compares the average annual total returns for certain periods with those of a broad measure of market performance. Updated performance information is available at
www.glafunds.com or by calling 855-278-2020. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

Best Quarter Worst Quarter Q4 2010 11.35% Q3 2011 (12.66)% Year-to-Date as of March 31, 2012 12.59%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Great Lakes Disciplined Equity Fund	Label		1 Year	Since Inception	Inception Date
Investor Class Shares	Investor Class Shares Return Before Taxes	[1]	(4.27%)	10.48%	Jun 1, 2009
Institutional Class Shares	Institutional Class Shares Return Before Taxes	[2]	1.07%	13.05%	Jun 1, 2009
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	[2]	(1.15%)	11.62%	Jun 1, 2009
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[2]	0.73%	10.47%	Jun 1, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	14.12%	Jun 1, 2009
[1]	Prior to the Reorganization, the Investor Class shares were referred to as Class A shares.
[2]	Prior to the Reorganization, the Institutional Class shares were referred to as Class Y shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Disciplined Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Disciplined Equity Fund (the "Fund") seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
		the Fund's statutory Prospectus on page 50.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover of the
Predecessor Fund (as defined in the Performance section below) was 106% of its
		average portfolio value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below)previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one
		year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities including common and preferred stocks and convertible securities. Typically, the Fund invests at least 80% of its assets in common stocks issued by large-capitalization
("large cap") companies, although it is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a large cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the S&P 500® Index.
The market capitalizations within the index vary, but as of June 30, 2012, they ranged from approximately $890 million to $546.08 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the S&P 500®, as a result of the quantitative process discussed below, the Adviser and Advanced Investment
Partners, LLC (the "Sub-Adviser") anticipate that generally the Fund's weighted average market capitalization will be similar to that of the S&P 500® Index. The
Fund's investments primarily include common stocks of U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may also invest up to 20%
of its total assets in securities denominated in foreign currencies.

The Fund follows a "core" strategy in that it is intended not to exhibit a pronounced style bias towards either "growth" or "value." The Sub-Adviser's proprietary quantitative process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time. The Fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage or currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given current economic conditions, which may include volatility, gross domestic product ("GDP"), unemployment and inflation. The process then measures the relative sensitivity of each of the stocks in the Fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale through a disciplined analysis intended to maximize the Fund's overall projected return while maintaining risk levels (as measured by volatility) similar to that of the S&P
500® Index.

In addition to investing in equity securities issued by large cap companies, the
Fund may invest in other investment companies, including exchange-traded funds
("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to large cap companies.

The Sub-Adviser determines the size of each position owned by the Fund by analyzing the tradeoffs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

At the discretion of the Adviser or Sub-Adviser, the Fund may invest up to 100%
of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result
		in the Fund not achieving its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser and
Sub-Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed by the issuer.

Convertible Securities Risk. Convertible securities risk is t he risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." T he conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Large Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in
U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly
		greater brokerage commission expenses, which must be borne directly by the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Effective December 14, 2012, substantially all of the assets of the Great Lakes Disciplined Equity Fund, a series of Northern Lights
Fund Trust, (the "Predecessor Fund") which had the same portfolio managers as the Fund and has substantially similar investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The performance figures for the Fund's Institutional Class Shares in the bar chart and table and the Investor Class Shares in the table represent the performance of the Predecessor Fund's shares from year-to-year, and the table compares the average annual total returns for certain periods with those of a broad measure of market performance. Updated performance information is available at
www.glafunds.com or by calling 855-278-2020. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the
		Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter Q4 2010 11.35% Q3 2011 (12.66)% Year-to-Date as of March 31, 2012 12.59%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred
		arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2011
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	14.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	578
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	810
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,778
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,054
Annual Return 2010	rr_AnnualReturn2010	14.46%
Annual Return 2011	rr_AnnualReturn2011	1.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.66%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	13.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions	[4]
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009

[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.
[2]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses,brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.80% of the average daily net assets of the Investor Class and 0.55% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.
[3]	Prior to the Reorganization, the Investor Class shares were referred to as Class A shares.
[4]	Prior to the Reorganization, the Institutional Class shares were referred to as Class Y shares.

Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund
Great Lakes Small Cap Opportunity Fund
Investment Objective
The Great Lakes Small Cap Opportunity Fund (the "Fund") seeks to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
the Fund's statutory Prospectus on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Small Cap Opportunity Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Small Cap Opportunity Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.36%	0.36%
Total Annual Fund Operating Expenses		1.21%	0.96%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Small Cap Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	617	865	1,132	1,893
Institutional Class Shares	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover of the
Predecessor Fund (as defined in the Performance section below) was 126% of its average portfolio value.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities of small-capitalization ("small cap") companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000®
Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of June 30, 2012, they ranged from approximately
$12.6 million to $3.3 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, the Adviser anticipates that generally the Fund's capitalization weightings will be similar to those of the
Russell 2000® Index. The Fund's investments primarily include common stocks of
U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies.

The Fund follows a "core" strategy in that it is intended not to exhibit a pronounced style bias towards either "growth" or "value." The Adviser's proprietary investment process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis. The Adviser has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market. Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company's ability to generate attractive returns on capital. Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks. The Adviser considers measures such as price/book ("P/B") ratio, price/sales ("P/S") ratio, price/earnings
("P/E") ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's future cash flows.

In addition to investing in equity securities of small cap companies, the Fund may invest in other investment companies, including exchange-traded funds
("ETFs") to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to small cap companies.

The Adviser determines the size of each position (i.e., stocks owned by the
Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser's valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects. For example, situations can change due to management missteps or changes in the macro-economic environment.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Small Cap Companies Risk. The small cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies. Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the
Adviser wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time. Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Effective December 14, 2012, substantially all of the assets of the Great Lakes Small Cap Opportunity Fund, a series of Northern
Lights Fund Trust, (the "Predecessor Fund") which had the same portfolio managers as the Fund and has substantially similar investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The performance figures for the Fund's Institutional Class
Shares in the bar chart and table and the Investor Class Shares in the table represent the performance of the Predecessor Fund's shares from year-to-year, and the table compares the average annual total returns for certain periods with those of a broad measure of market performance. Updated performance information is available at www.glafunds.com or by calling 855-278-2020. The Predecessor
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter Worst Quarter Q2 2009 28.42% Q3 2011 (22.77)% Year-to-Date as of March 31, 2012 14.60%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Great Lakes Small Cap Opportunity Fund	Label		1 Year	Since Inception	Inception Date
Investor Class Shares	Investor Class Shares Return Before Taxes	[1]	(5.63%)	20.02%	Dec 5, 2008
Institutional Class Shares	Institutional Class Shares Return Before Taxes	[2]	(0.35%)	22.42%	Dec 5, 2008
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	[2]	(4.91%)	19.36%	Dec 5, 2008
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[2]	1.10%	18.07%	Dec 5, 2008
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		(4.18%)	18.35%	Dec 5, 2008
[1]	Prior to the Reorganization, the Investor Class shares were referred to as Class A shares.
[2]	Prior to the Reorganization, the Institutional Class shares were referred to as Class I shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Small Cap Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Great Lakes Small Cap Opportunity Fund (the "Fund") seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
		the Fund's statutory Prospectus on page 50.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover of the
Predecessor Fund (as defined in the Performance section below) was 126% of its
		average portfolio value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities of small-capitalization ("small cap") companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000®
Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of June 30, 2012, they ranged from approximately
$12.6 million to $3.3 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, the Adviser anticipates that generally the Fund's capitalization weightings will be similar to those of the
Russell 2000® Index. The Fund's investments primarily include common stocks of
U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies.

The Fund follows a "core" strategy in that it is intended not to exhibit a pronounced style bias towards either "growth" or "value." The Adviser's proprietary investment process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis. The Adviser has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market. Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company's ability to generate attractive returns on capital. Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks. The Adviser considers measures such as price/book ("P/B") ratio, price/sales ("P/S") ratio, price/earnings
("P/E") ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's future cash flows.

In addition to investing in equity securities of small cap companies, the Fund may invest in other investment companies, including exchange-traded funds
("ETFs") to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to small cap companies.

The Adviser determines the size of each position (i.e., stocks owned by the
Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser's valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects. For example, situations can change due to management missteps or changes in the macro-economic environment.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not
		achieving its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Small Cap Companies Risk. The small cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies. Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the
Adviser wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time. Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly
		greater brokerage commission expenses, which must be borne directly by the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Effective December 14, 2012, substantially all of the assets of the Great Lakes Small Cap Opportunity Fund, a series of Northern
Lights Fund Trust, (the "Predecessor Fund") which had the same portfolio managers as the Fund and has substantially similar investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The performance figures for the Fund's Institutional Class
Shares in the bar chart and table and the Investor Class Shares in the table represent the performance of the Predecessor Fund's shares from year-to-year, and the table compares the average annual total returns for certain periods with those of a broad measure of market performance. Updated performance information is available at www.glafunds.com or by calling 855-278-2020. The Predecessor
Fund's past performance (before and after taxes) is not necessarily an
		indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-278-2020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter Q2 2009 28.42% Q3 2011 (22.77)% Year-to-Date as of March 31, 2012 14.60%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares, a tax
		deduction is provided that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2011
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	617
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,893
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2009	rr_AnnualReturn2009	28.59%
Annual Return 2010	rr_AnnualReturn2010	27.09%
Annual Return 2011	rr_AnnualReturn2011	(0.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.77%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	22.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	19.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	18.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2008

[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.
[2]	Prior to the Reorganization, the Investor Class shares were referred to as Class A shares.
[3]	Prior to the Reorganization, the Institutional Class shares were referred to as Class I shares.